CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 August 1, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:                First Trust Exchange-Traded Fund VI
                      (Registration Nos. 333-182308, 811-22717)
              --------------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on July 23, 2014. The Registration Statement relates to First Trust Dorsey Wright International Focus 5 ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.
                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP


                                               By: /s/ Morrison C. Warren
                                                   ----------------------------
                                                       Morrison C. Warren